INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Investment In Associate
Beginning balance	$ 1,673	$ 1,735
Share of (loss)	(116)	(102)
Ending balance	$ 1,557	$ 1,633